INCOME TAXES - Deferred Tax Assets And Liabilities By Origin Of The Temporary Difference (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	SFr 199.9	SFr 463.3
Deferred tax assets	57.8	256.6
Netting of deferred tax assets	34.2	256.6
Netting of deferred tax liabilities	(34.1)	(256.6)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	23.6	0.0
Deferred tax liabilities	165.8	206.7
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	135.2
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		195.7
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	34.2
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		43.5
Unrealized foreign exchange results
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26.5
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		206.9
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	4.8
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		0.1
Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3.9
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		0.1
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20.4
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		19.3
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	20.1
Deferred tax assets	0.1
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		0.1
Deferred tax liabilities		12.7
Employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.4
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		1.4
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0.3
Deferred tax assets	8.9
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		3.3
Deferred tax liabilities		3.7
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1.0
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		0.3
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0.4
Deferred tax assets	0.1
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities		0.4
Tax net operating loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 0.4
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets		SFr 232.4